Changes in operating lease assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in operating lease assets [Line Items]
Beginning balance	₩ 4,083,328	₩ 3,577,709
Disposals	(166,151)	(43,644)
Depreciation	(475,506)	(479,657)
Ending balance	3,989,697	4,083,328
Property Plant And Equipment By Operating Lease Status
Changes in operating lease assets [Line Items]
Beginning balance	549,741	370,868
Acquisitions	681,607	411,971
Disposals	(54,042)	(134,810)
Depreciation	(163,006)	(98,288)
Ending balance	₩ 1,014,300	₩ 549,741